Other Long-Term Liabilities (Schedule of other long term liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Non Current [Line Items]
Liability for severance pay	$ 1,401	$ 1,577
Deferred revenues related to non-standard warranty	7,304	6,262
Operating lease obligations	2,208	2,634
Finance lease obligations	4,453	0
Total Other long term liabilities	$ 15,366	$ 10,473